ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative) - USD ($)				11 Months Ended	12 Months Ended
	Jun. 28, 2024	Jun. 01, 2023	Dec. 09, 2021	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Mar. 06, 2023	Dec. 05, 2022	Feb. 15, 2022	Dec. 31, 2021
Ordinary shares, shares issued					5,471,661		5,356,906
Common stock, par value	$ 0.003				$ 0.003		$ 0.003
Ordinary shares, shares outstanding					5,470,076		5,355,321
Reverse stock split ratio	1-for-30				1-for-30		1-for-30		1-for-30
Fair value of warrants									$ 22,900,000
Fair value of warrants adjustments to additional paid in capital									22,900,000
Proceeds from promissory notes							$ 2,060,000
Treasury stock, common shares		1,585			1,585		1,585
Accumulated balance of statutory reserves					$ 6,656,000		$ 6,656,000
Accumulated balance of special reserves					585,240		574,536
Restricted net asset					148,310,000		148,300,000
CHINA
Accumulated balance of statutory reserves					$ 0		$ 0
Jupiter Wellness Acquisition Corp [Member]
Principal amount											$ 1,180,000	$ 1,380,000
GT Warrants [Member]
Fair value of warrants				$ 22,900,000
Fair value of warrants adjustments to additional paid in capital									22,900,000
I-Bankers Warrants [Member]
Warrant exercise price			$ 78.78
Fair value of warrants			$ 1,090,000.00
Warrants exercisable term			5 years
I-Bankers Warrants [Member] | Common Class A [Member]
Warrants to purchase shares			13,800
Warrant exercise price			$ 360.00
Treasury Stock, Common [Member]
Fair value of warrants adjustments to additional paid in capital
Treasury stock, common shares				[1]	(1,585)	[1]	(1,585)	[1]		[1]
Treasury Stock, Common [Member] | Jupiter Wellness Acquisition Corp [Member]
Common stock, par value		$ 0.003
Value of debt repaid		$ 500,000
Shares issued for payment of debt		1,585
Proceeds from promissory notes		$ 2,060,000.00
Shandong Baoya [Member] | GT Warrants [Member]
Warrants to purchase shares													166,667
Warrant exercise price													$ 60.00
Chijet Inc [Member]
Ordinary shares, shares issued		5,071,010
Common stock, par value		$ 0.003

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).